UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund
The fund's portfolio
2/28/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.1%)
Territory of GU, Guam Govt. Wtr. Wks. Auth. Rev.
Bonds, 5 5/8s, 7/1/40	Ba2	$150,000	$135,782
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	750,000	731,910
			867,692

Michigan (84.3%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	245,000	216,514
Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.),
NATL, 5s, 5/1/19	Aa3	1,425,000	1,520,689
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	250,000	236,740
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds
(Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A-	1,500,000	1,223,520
Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AA+	1,000,000	1,172,210
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A2	1,075,000	947,247
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AA+	1,300,000	1,377,675
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC,
NATL, 5 1/4s, 2/1/27	A3	3,065,000	3,012,956
Ecorse, Pub. School Dist. G.O. Bonds, AGM, Q-SBLF, 5s,
5/1/12	AA+	650,000	681,480
Fenton, Area Pub. Schools G.O. Bonds (School Bldg. &
Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,950,000	2,030,789
Flat Rock, Cmnty. School Dist. G.O. Bonds (School
Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	AA+	1,425,000	1,522,969
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	294,771
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	360,000	346,982
Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21	Aa2	2,000,000	2,058,740
Grand Rapids, Rev. Bonds (San. Swr. Sys.), NATL, 5s,
1/1/20	Aa1	500,000	541,760
Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	511,715
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF,
5 1/8s, 5/1/31 (Prerefunded 5/1/11)	AA-	1,030,000	1,037,910
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson
Hosp.), Ser. A, AGM, 5s, 5/15/26	AA+	2,000,000	1,989,320
Marysville, Pub. School Dist. G.O. Bonds (School Bldg.
& Site), AGM, Q-SBLF, 5s, 5/1/21	AA+	1,640,000	1,758,293
MI Fin. Auth. Rev. Bonds (Trinity Hlth.), Ser. A, 5s,
12/1/16	Aa2	1,000,000	1,101,440
MI Fin. Auth. Ltd. Oblig. Rev. Bonds (Pub. School
Academy - Old Redford), Ser. A, 6 1/2s, 12/1/40	BBB	400,000	374,120
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB+	1,000,000	1,000,470
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	958,160
(Kalamazoo College), 5s, 12/1/33	A1	1,000,000	937,690
(Kalamazoo College), 5s, 12/1/20	A1	250,000	252,308
MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.21s,
11/1/36	VMIG1	1,850,000	1,850,000
MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A,
5s, 5/1/22	Aa2	500,000	524,550
MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,085,400
Ser. I, 5s, 10/15/24	Aa3	125,000	125,234
Ser. I, 5s, 10/15/24 (Prerefunded 10/15/11)	A+	5,000	5,141
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	Aa3	1,050,000	1,037,957
FGIC, NATL, zero %, 10/15/22	A1	1,500,000	799,245
MI State Comprehensive Trans. Rev. Bonds, Ser. B, AGM
5 1/4s, 5/15/11	AA+	200,000	201,796
5 1/4s, 5/15/11 (Escrowed to maturity)	AA+	1,275,000	1,287,597
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,004,700
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,000,000	1,026,630
(Sparrow Hosp.), 5 1/2s, 11/15/21 (Prerefunded
11/15/11)	A1	655,000	684,521
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,500,000	1,270,185
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	890,280
(Ascension Hlth.), Ser. B, 5s, 11/15/25	Aa1	1,000,000	1,004,830
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	826,433
MI State Strategic Fund Mandatory Put Bonds (6/2/14)

(Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	BBB-	200,000	216,134
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Waste Mgmt.), 4 1/2s, 12/1/13	BBB	1,000,000	1,051,610
MI State Strategic Fund, Ltd.
Mandatory Put Bonds (6/1/13) (Dow Chemical), 5 1/2s,
12/1/28	Baa3	635,000	664,807
Mandatory Put Bonds (9/1/11) (Detroit Edison Co.),
AMBAC, 4.85s, 9/1/30	Baa1	1,000,000	1,015,080
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	1,500,000	1,740,495
(Worthington Armstrong Venture), U.S. Govt. Coll.,
5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,443,580
(MI House of Representatives Fac.), Ser. A, AGO,
5 1/4s, 10/15/21	AA+	1,500,000	1,576,725
MI State U. Rev. Bonds, Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,157,190
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	BB	1,000,000	675,290
6s, 6/1/34	BB	1,250,000	918,388
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	428,725
Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s,
12/1/26	AA+	1,000,000	1,035,550
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s,
6/1/31 (Prerefunded 6/1/12)	B/F	750,000	810,953
Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), AGM, Q-SBLF, 5s, 5/1/21	AA+	1,500,000	1,579,965
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, NATL, 5 1/4s, 11/15/35	A1	1,000,000	842,700
Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med.
Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	897,890
U. of MI VRDN (Hosp.), Ser. A, 0.19s, 12/1/37	VMIG1	1,100,000	1,100,000
Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A,
6 3/4s, 11/1/39	A3	495,000	495,901
Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro.
Arpt.)
FGIC, NATL, 5s, 12/1/25	A3	1,000,000	893,600
Ser. C, 5s, 12/1/22	A2	1,000,000	1,011,460
Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	AA+	1,000,000	1,033,480
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28 (Prerefunded 5/1/13)	AA-	125,000	136,055
			64,456,545

Puerto Rico (12.3%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	A3	1,000,000	974,340
Ser. A, FGIC, 5 1/2s, 7/1/21	A3	500,000	512,635
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30 (Prerefunded
7/1/16)	AAA	340,000	401,033
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	A3	210,000	196,474
Ser. A, 5 1/4s, 7/1/26	A3	500,000	481,615
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	1,350,000	1,254,875
6s, 7/1/38	Baa1	500,000	469,390
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/30	A3	500,000	454,375
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,404,270
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	1,000,000	1,045,420
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s,
7/1/28	A3	500,000	521,290
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	926,110
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/31	A+	2,750,000	763,153
			9,404,980

Virgin Islands (1.2%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	380,000	383,017
Ser. A, 5s, 10/1/25	Baa2	200,000	197,144
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Baa3	450,000	370,850
			951,011

TOTAL INVESTMENTS

Total investments (cost $75,667,192) (b)			$75,680,228

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $76,518,663.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $75,667,192, resulting in gross unrealized appreciation and depreciation of $2,091,576 and $2,078,540, respectively, or net unrealized appreciation of $13,036.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Local Government	17.5%
Healthcare	17.0
Education	14.2
Utilities	13.1
State Government	12.1
Prerefunded	10.2

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	18.8%
AGM	17.8
Q-SBLF	14.1
FGIC	13.6

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$75,680,228	$--

Totals by level	$--	$75,680,228	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011